Basis of preparation	9 Months Ended
Sep. 30, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation	Basis of preparation
Statement of Compliance
These unaudited condensed consolidated interim financial statements as of and for the three and nine months ended September 30, 2022 have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting (“IAS 34”) and should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2021.
Functional and reporting currency
These unaudited condensed consolidated interim financial statements are presented in United States Dollars (“USD” or “$”), which is the Company’s functional currency and the Group’s reporting currency.
A subsidiary of the Company, ADCT UK, has a functional currency of the British Pound (“GBP”). The following exchange rates have been used for the translation of the financial statements of ADCT UK:

	Nine Months Ended September 30,
	2022	2021
USD / GBP
Closing rate, GBP 1	1.11348	1.34593
Weighted average exchange rate, GBP 1	1.18746	1.39209
Basis of Consolidation
The unaudited condensed consolidated interim financial statements incorporate the financial statements of the Company and entities controlled by the Company which are the same as those contained in the audited consolidated financial statements as of and for the year ended December 31, 2021.

Use of estimates and judgements
The preparation of the unaudited condensed consolidated interim financial statements in conformity with IAS 34 requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.
Estimates are based on management’s knowledge of current events and actions that the Company may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

As a result of increases in interest rates, the Company assessed the impact of utilizing a higher discount rate, 2.0%, in its most recent pension obligation actuarial valuation performed as of December 31, 2021. The use of a higher discount rate resulted in a decrease of KUSD 3.6 million to its Defined benefit pension liabilities with a corresponding offset to Other comprehensive loss which was recorded during the second quarter of 2022. The reduction in its Defined benefit pension liability was capped at the fair value of the Company’s pension plan assets. The Company expects to perform its annual actuarial valuation in conjunction with its fiscal year ending December 31, 2022.
In preparing these unaudited condensed consolidated interim financial statements, the significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty included those that applied to the consolidated financial statements for the year ended December 31, 2021. There have been no material changes to the significant accounting policies other than those described in note 3, "Significant accounting policies". In addition, significant judgements were required in determining the fair value of the Company’s warrant obligations as set out in note 14 “Senior secured term loan facility and warrants” and note 16 ”Deerfield warrants,” including the selection of the valuation methodology to use, as well as determining the underlying valuation assumptions.

Other income (expense)
For periods prior to December 31, 2021, individual components of Non-operating (expense) income were reported separately within the statement of operations. Prior periods have been recast to conform to the current period presentation. See Note 8, “Non-operating (expense) income” for further information.

Share Subscription Agreement

During the three-months ended September 30, 2022, the Company issued 3,123,865 common shares to ADCT America pursuant to a share subscription agreement and immediately repurchased these shares as treasury shares at par value. As described above, the Company subsequently issued 733,568 treasury shares to the Purchasers, in accordance with the share purchase agreement and 2,390,297 treasury shares to Deerfield in accordance with the exchange agreement entered into on August 15, 2022. See note 17, “Equity” for further information.